Debt - Credit Facilities (Details)				12 Months Ended
	Feb. 09, 2026 USD ($)	Jul. 27, 2023 USD ($) extension	Sep. 28, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 22, 2023 USD ($)
Debt Instrument [Line Items]
Amounts outstanding				$ 0	$ 0
Borrowings				0	$ 0	$ 0
Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 76,000,000
Line of Credit | Maximum
Debt Instrument [Line Items]
Debt covenants, net debt to consolidated EBITDA ratio		3.75
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 1,000,000,000
Number of extension requests | extension		2
Expiration period (in years)		1 year
Maximum additional borrowing capacity		$ 500,000,000
Commitment fee (as a percent)				0.11%
Line of Credit | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread (as a percent)		0.00%
Line of Credit | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Basis spread (as a percent)		0.89%
Line of Credit | Revolving Credit Facility | EURIBOR
Debt Instrument [Line Items]
Basis spread (as a percent)		0.89%
Line of Credit | Revolving Credit Facility | Subsequent Event | Base Rate
Debt Instrument [Line Items]
Basis spread (as a percent)	0.00%
Line of Credit | Revolving Credit Facility | Subsequent Event | SOFR
Debt Instrument [Line Items]
Basis spread (as a percent)	0.93%
Line of Credit | Revolving Credit Facility | Subsequent Event | EURIBOR
Debt Instrument [Line Items]
Basis spread (as a percent)	0.93%
Line of Credit | Revolving Credit Facility | 5-Year Revolving Credit Agreement
Debt Instrument [Line Items]
Credit agreement term (in years)		5 years	5 years
Line of Credit | Revolving Credit Facility | 5-Year Revolving Credit Agreement | Subsequent Event
Debt Instrument [Line Items]
Credit agreement term (in years)	5 years
Line of Credit | Revolving Credit Facility | 364-Day Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Credit agreement term (in years)	364 days
Maximum borrowing capacity	$ 600,000,000
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 500,000,000
Other Debt
Debt Instrument [Line Items]
Debt default (in excess of)		$ 100,000,000					$ 100,000,000